Other Financial Assets	12 Months Ended
Dec. 31, 2018
Other Financial Assets [Abstract]
Other Financial Assets
15.	Other Financial Assets

(1)	Other financial assets as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Loans and receivables	￦	244,309	711,069	123,657	639,673
Allowance for doubtful accounts		—	(8,948)	(12)	(4,940)
Present value discount		(976)	(39,813)	(992)	(38,712)
Long-term / short-term financial instruments(*1)		1,702,084	542,430	1,869,286	448,741
Financial assets at fair value through profit or loss(*1)		—	111,512	—	—

	￦	1,945,417	1,316,250	1,991,939	1,044,762

(*1)

Certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 ‘Financial Instruments’.

(2)	Loans and receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,763	—	(976)	32,787
Loans for housing		14,126	—	—	14,126
Fisheries loan		352	—	—	352
Other loans		196,068	—	—	196,068

		244,309	—	(976)	243,333

Long-term loans and receivables
Loans for tuition		408,803	—	(39,716)	369,087
Loans for housing		140,452	—	—	140,452
Loans for related parties		94,581	(8,948)	—	85,633
Fisheries loan		960	—	(97)	863
Other loans		66,273	—	—	66,273

		711,069	(8,948)	(39,813)	662,308

	￦	955,378	(8,948)	(40,789)	905,641

		2018
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,333	—	(992)	32,341
Loans for housing		15,572	—	—	15,572
Fisheries loan		320	—	—	320
Other loans		74,432	(12)	—	74,420

		123,657	(12)	(992)	122,653

Long-term loans and receivables
Loans for tuition		414,893	—	(38,659)	376,234
Loans for housing		167,723	—	—	167,723
Loans for related parties		46,798	(4,930)	—	41,868
Fisheries loan		640	—	(53)	587
Other loans		9,619	(10)	—	9,609

		639,673	(4,940)	(38,712)	596,021

	￦	763,330	(4,952)	(39,704)	718,674

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Beginning balance	￦	—	4,532	8,948
Bad debt expense		4,352	2,465	22
Other		180	1,951	(4,018)

Ending balance	￦	4,532	8,948	4,952

(4)	Long-term and short-term financial instruments as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,479,034	2	1,602,285	63,358
ABCP		145,000	65,600	—	—
CP		58,050	—	—	—
CD		10,000	—	10,000	—
RP		10,000	1,634	—	—
Others		—	475,194	257,001	385,383

	￦	1,702,084	542,430	1,869,286	448,741